Discontinued operations	12 Months Ended
Feb. 28, 2017
Discontinued operations [Text Block]
16.	Discontinued operations

On December 15, 2016 the Company approved the discontinuation of all activities relating to the Company’s co-packing operations. As a result the co-packing operations have ceased and all assets have been liquidated. All liabilities will be settled. All costs associated with the discontinuation have been recorded as of February 28, 2017.

In conjunction with the discontinuance of the co-packing operations, the Company has presented the assets and liabilities under the captions “assets of discontinued operations” and “liabilities of discontinued operations” respectively in the accompanying balance sheets as at February 28, 2017 and February 29, 2016, and consist of the following:

Assets of discontinued operation:	2017	2016
Accounts Receivable	$-	$230,275
Prepaid expenses and deposits	26,195	51,195
Total current assets	26,195	281,470
Property, plant and equipment	-	6,830,148
Deferred tax assets	-	2,480,257
Total assets	$26,195	$9,591,875

Liabilities of discontinued operation
Accounts payable and accrued liabilities	$300,000	$-
Lease inducement	-	22,234
Total liabilities	$300,000	$22,234

Amounts presented for the years ended February 28, 2017, February 29, 2016, and February 28, 2015 have been reclassified to conform to the current presentation. The following table provides the amounts reclassified for the years then ended:

Amounts reclassified	2017	2016	2015

Gross Revenue	$7,907,960	$10,318,493	$13,201,338
Less: Discounts, rebates slotting fees	(191,667)	(101,830)	(352,207)
Net Revenue	7,716,293	10,216,663	12,849,131
Cost of sales	5,350,213	6,909,442	7,360,651
Selling, general, and administrative	1,004,315	651,901	701,171
Depreciation of property, plant, equipment and intangible assets	426,699	475,677	501,319
Loss on disposal of assets	1,861,177	-	719
	8,642,404	8,037,020	8,569,860
Net Income (loss) before taxes	(926,111)	2,179,643	4,279,271
Income tax provision (recovery)	2,480,527	(436,654)	108,965
Total amount reclassified as discontinued operations	$(3,406,368)	$2,616,297	$4,170,306